Stock based compensation (Stock Option Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of shares [Roll Forward]
Number of shares, beginning balance	7,100,000
Number of shares, granted	300,000
Number of shares, exercised	(900,000)
Number of shares, forfeited/expired	(500,000)
Number of shares, ending balance	6,000,000	7,100,000
Number of shares, options exercisable	3,800,000
Weighted average exercise price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share)	$ 9.84
Weighted average exercise price, granted (in dollars per share)	$ 26.05
Weighted average exercise price, exercised (in dollars per share)	$ 7.48
Weighted average exercise price, forfeited/expired (in dollars per share)	$ 14.7
Weighted average exercise price, ending balance (in dollars per share)	$ 10.76	$ 9.84
Weighted average exercise price, options exercisable (in dollars per share)	$ 8.58
Remaining weighted average contractual life in years, outstanding	6 years 9 months	7 years 4 months 24 days
Remaining weighted average contractual life in years, exercisable	6 years 3 months
Intrinsic value, options outstanding	$ 22.8	$ 105.6
Intrinsic value, options exercisable	$ 11.5
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	10 years
Award vesting period	4 years